Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

September 25, 2015

RE: Amana Mutual Funds Trust — File Nos. 002-96924; 811-04276

Post-Effective Amendment No. 44 (Securities Act of 1933) and No. 47 (Investment Company Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485(a) Post-Effective Amendment No. 44 under the Securities Act of 1933 (the "Securities Act") and Amendment No. 47 under the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A (the "Amendment").

This Post-Effective Amendment is the annual update to Amana Mutual Fund Trust's Registration Statement. It includes financial information updated for the fiscal year ended May 31, 2015, and material reviewed under 485(a) filed originally on July 14, 2015.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 (x 311).

Very truly yours,

Amana Mutual Funds Trust
/s/ Thomas R. Phillips, Esq.
Thomas R. Phillips, Esq.
Chief Legal Officer